Significant Accounting Policies - Factored Receivables (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Gross proceeds from factored receivables	$ 2.2	$ 1.9
Accounts receivable sold and derecognized that remain uncollected from customers	0.9	0.7
Net gains and losses associated with the transfer of receivables